Long-term debt - Long term debt (Details) - CAD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Long-term Debt, Excluding Current Maturities [Abstract]
Unamortized debt premium on senior secured notes	$ 3,587	$ 0
Equipment financing	910,386	803,593
Unamortized deferred financing costs	(8,337)	(2,596)
Less: current portion of long-term debt	(160,557)	(84,194)
Long-term portion of debt	749,829	719,399
Long-term Debt, Fiscal Year Maturity [Abstract]
2026	160,500
2027	85,600
2028	237,300
2029	47,700
2030 and thereafter	384,000
Senior unsecured notes
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross		0
Equipment financing
Long-term Debt, Excluding Current Maturities [Abstract]
Equipment financing	309,238	253,639
Credit Facility
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	174,156	395,844
Convertible debentures
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	55,000	129,106
Mortgage
Long-term Debt, Excluding Current Maturities [Abstract]
Long-term debt, gross	$ 26,742	$ 27,600